Unaudited Condensed Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in- Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2022	$ 3	$ 190,624	$ (85,373)	$ 27	$ 105,281
Balance (in Shares) at Dec. 31, 2022	19,932,429
Exercise of common stock options		57			57
Exercise of common stock options (in Shares)	67,533
Stock-based compensation		5,199			5,199
Conversion of 2022 Convertible Notes into common stock	$ 2	40,950			40,952
Conversion of 2022 Convertible Notes into common stock (in Shares)	5,460,075
Issuance of common stock upon the reverse capitalization, net of offering costs	$ 2	4,586			4,588
Issuance of common stock upon the reverse capitalization, net of offering costs (in Shares)	13,458,293
Reclassification of prepaid PIPE		3,500			3,500
Reclassification of prepaid PIPE (in Shares)	350,000
Reclassification of warrants between liabilities and equity		4,329			4,329
Reclassification of Legacy Complete Solaria Common stock into SunPower Common Stock	(1)	2			1
Issuance of common stock in connection with forward purchase agreements		4,777			4,777
Issuance of common stock in connection with forward purchase agreements (in Shares)	1,050,000
Issuance of common stock in connection with forward purchase agreements due to related party	$ 1	30,712			30,713
Issuance of common stock in connection with forward purchase agreements due to related party (in Shares)	4,508,488
Issuance of common stock bonus shares in connection with Mergers		2,394			2,394
Issuance of common stock bonus shares in connection with Mergers (in Shares)	463,976
Residual Mergers proceeds		161			161
Modification of Carlyle Warrant		(10,862)			(10,862)
Issuance of restricted stock units		52			52
Issuance of restricted stock units (in Shares)	98,097
Issuance of common stock warrants		(3,516)			(3,516)
Issuance of common stock to related party		5,000			5,000
Issuance of common stock to related party (in Shares)	3,676,470
Net loss			(269,555)		(269,555)
Foreign currency translation adjustment				116	116
Balance at Dec. 31, 2023	$ 7	277,965	(354,928)	143	$ (76,813)
Balance (in Shares) at Dec. 31, 2023	49,065,361				49,065,361
Exercise of common stock options		492			$ 492
Exercise of common stock options (in Shares)	373,003
Stock-based compensation		4,086			4,086
Issuance of common stock warrants		1,400			1,400
Issuance of common stock warrant for services		9,179			9,179
Issuance of common stock upon conversion of SAFE Agreements with related party	$ 6	6,244			6,250
Issuance of common stock upon conversion of SAFE Agreements with related party (in Shares)	13,888,889
Exercise of common stock warrants	$ 1				1
Exercise of common stock warrants (in Shares)	5,343,616
Issuance of common stock for exchange of debt		2,670			2,670
Issuance of common stock for exchange of debt (in Shares)	1,500,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	88,215
Issuance of common stock		6,143			6,143
Issuance of common stock (in Shares)	2,718,837
Modification of warrant agreement		7,306			7,306
Net loss			(103,440)		(103,440)
Foreign currency translation adjustment				22	22
Balance at Sep. 29, 2024	$ 14	315,485	(458,368)	165	(142,704)
Balance (in Shares) at Sep. 29, 2024	72,977,921
Balance at Dec. 31, 2023	$ 7	277,965	(354,928)	143	$ (76,813)
Balance (in Shares) at Dec. 31, 2023	49,065,361				49,065,361
Exercise of common stock options		532			$ 532
Exercise of common stock options (in Shares)	398,883
Offering costs of reverse recapitalization		(1,396)			(1,396)
Stock-based compensation		3,067			3,067
Issuance of common stock warrants		1,400			1,400
Issuance of common stock warrant for services		9,179			9,179
Issuance of common stock upon conversion of SAFE Agreements with related party	$ 6	6,244			6,250
Issuance of common stock upon conversion of SAFE Agreements with related party (in Shares)	13,888,889
Exercise of common stock warrants	$ 1				1
Exercise of common stock warrants (in Shares)	5,343,616
Issuance of common stock for exchange of debt		2,220			2,220
Issuance of common stock for exchange of debt (in Shares)	1,500,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	669,059
Issuance of common stock		7,144			7,144
Issuance of common stock (in Shares)	2,918,837
Modification of warrant agreement		7,306			7,306
Net loss			(56,451)		(56,451)
Foreign currency translation adjustment				22	22
Balance at Dec. 29, 2024	$ 14	313,661	(411,379)	165	$ (97,539)
Balance (in Shares) at Dec. 29, 2024	73,784,645				73,784,645
Balance at Jun. 30, 2024	$ 13	288,259	(380,410)	165	$ (91,973)
Balance (in Shares) at Jun. 30, 2024	63,044,287
Exercise of common stock options		432			432
Exercise of common stock options (in Shares)	282,966
Stock-based compensation		1,516			1,516
Issuance of common stock warrants		1,400			1,400
Issuance of common stock warrant for services		7,759			7,759
Exercise of common stock warrants	$ 1				1
Exercise of common stock warrants (in Shares)	5,343,616
Issuance of common stock for exchange of debt		2,670			2,670
Issuance of common stock for exchange of debt (in Shares)	1,500,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	88,215
Issuance of common stock		6,143			6,143
Issuance of common stock (in Shares)	2,718,837
Modification of warrant agreement		7,306			7,306
Net loss			(77,958)		(77,958)
Balance at Sep. 29, 2024	$ 14	315,485	(458,368)	165	(142,704)
Balance (in Shares) at Sep. 29, 2024	72,977,921
Balance at Dec. 29, 2024	$ 14	313,661	(411,379)	165	$ (97,539)
Balance (in Shares) at Dec. 29, 2024	73,784,645				73,784,645
Exercise of common stock options		775			$ 775
Exercise of common stock options (in Shares)	731,671
Stock-based compensation		8,205			8,205
Exercise of common stock warrants		60			60
Exercise of common stock warrants (in Shares)	6,000,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	4,318,313
Issuance of common stock		7,382			7,382
Issuance of common stock (in Shares)	4,333,334
Net loss			(31,199)		(31,199)
Balance at Sep. 28, 2025	$ 14	330,083	(442,578)	165	$ (112,316)
Balance (in Shares) at Sep. 28, 2025	89,167,963				89,167,963
Balance at Jun. 29, 2025	$ 14	318,311	(425,674)	165	$ (107,184)
Balance (in Shares) at Jun. 29, 2025	82,325,722
Exercise of common stock options		216			216
Exercise of common stock options (in Shares)	198,096
Stock-based compensation		4,174			4,174
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	2,310,811
Issuance of common stock		7,382			7,382
Issuance of common stock (in Shares)	4,333,334
Net loss			(16,904)		(16,904)
Balance at Sep. 28, 2025	$ 14	$ 330,083	$ (442,578)	$ 165	$ (112,316)
Balance (in Shares) at Sep. 28, 2025	89,167,963				89,167,963